CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2021 (Unaudited)

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 52.25%
FINANCE & INSURANCE
JPMorgan Chase & Co.	4,600	$728,410	1.79

HEALTH CARE
Encompass Health Corp.	9,500	619,970	1.52

INFORMATION
Comcast Corp. - Class A	9,800	493,234	1.21
Discovery, Inc. - Class C (a)	24,250	555,325	1.36
Lumen Technologies, Inc.	40,000	502,000	1.23
Microsoft Corp.	6,100	2,051,552	5.03
The Walt Disney Co. (a)	4,600	712,494	1.75
		4,314,605	10.58
MANUFACTURING
AbbVie, Inc.	6,700	907,180	2.22
DuPont de Nemours, Inc.	10,000	807,800	1.98
Eaton Corp. PLC (b)	2,400	414,768	1.02
Exxon Mobil Corp.	8,800	538,472	1.32
Fortune Brands Home & Security, Inc.	7,000	748,300	1.83
Hanesbrands, Inc.	34,000	568,480	1.39
Hubbell, Inc.	2,400	499,848	1.23
Johnson & Johnson	3,300	564,531	1.38
Moderna, Inc. (a)	2,400	609,552	1.50
Northrop Grumman Corp.	1,000	387,070	0.95
The Hershey Co.	2,990	578,475	1.42
		6,624,476	16.24
MINING, QUARRYING & OIL & GAS EXTRACTION
Franco-Nevada Corp. (b)	5,600	774,424	1.90
Martin Marietta Materials, Inc.	1,100	484,572	1.19
Pioneer Natural Resources Co.	4,750	863,930	2.12
Schlumberger Ltd. (b)	16,200	485,190	1.19
Texas Pacific Land Corp.	1,925	2,404,075	5.89
		5,012,191	12.29
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (a)	7,500	763,350	1.87

RETAIL TRADE
Amazon.com, Inc. (a)	220	733,555	1.80
Lowe's Companies, Inc.	4,000	1,033,920	2.53
The TJX Companies, Inc.	7,500	569,400	1.40
		2,336,875	5.73
TRANSPORTATION & WAREHOUSING
Canadian Pacific Railway Ltd. (b)	4,614	331,960	0.81

UTILITIES
Kinder Morgan, Inc.	36,500	578,890	1.42
TOTAL COMMON STOCKS (Cost $10,914,862)		21,310,727	52.25

PARTNERSHIPS - 2.18%
MINING, QUARRYING & OIL & GAS EXTRACTION
Kimbell Royalty Partners, LP	31,000	422,530	1.04
Dorchester Minerals, LP	23,500	465,065	1.14
TOTAL PARTNERSHIPS (Cost $582,259)		887,595	2.18

PREFERRED STOCKS - 0.50%
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES
Qurate Retail, Inc.	2,000	206,440	0.50
TOTAL PREFERRED STOCKS (Cost $198,613)		206,440	0.50

EXCHANGE TRADED FUNDS - 7.59%
JPMorgan Ultra-Short Income ETF	22,000	1,110,560	2.72
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	9,000	914,040	2.24
Sprott Physical Gold Trust (a)(b)	74,500	1,069,820	2.63
TOTAL EXCHANGE TRADED FUNDS (Cost $2,787,654)		3,094,420	7.59

CLOSED-END FUNDS - 3.48%
PIMCO Flexible Credit Income Fund - Institutional Class (e)	47,619	450,004	1.10
Pioneer ILS Interval Fund (e)	117,583	967,706	2.38
TOTAL CLOSED-END FUNDS (Cost $1,640,000)		1,417,710	3.48

OPEN-END FUNDS - 1.90%
Cohen & Steers Institutional Realty Shares	6,784	401,496	0.99
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,333	371,743	0.91
TOTAL OPEN-END FUNDS (Cost $639,125)		773,239	1.90

PRIVATE FUNDS - 8.31%	Capital Contributions
LLR Equity Partners V, L.P. (d)(e)	920,000	1,101,192	2.70
LRVHealth, L.P. (d)(e)	262,500	348,862	0.86
Moran Tice 20:20 Fund, L.P. (a)(d)(e)	250,000	231,979	0.57
RCP Select Capital Fund, L.P. (a)(d)(e)	400,000	400,000	0.98
SPAC Opportunity Partners, LLC - Class A (a)(d)(e)	1,000,000	1,306,382	3.20
TOTAL PRIVATE FUNDS (Cost $2,699,382)		3,388,415	8.31

REITS - 2.41%	Shares
FINANCE & INSURANCE
Medical Properties Trust, Inc.	22,000	519,860	1.27

REAL ESTATE & RENTAL & LEASING
First Industrial Realty Trust, Inc.	7,000	463,400	1.14
TOTAL REITS (Cost $551,146)		983,260	2.41

CORPORATE BONDS - 2.46%	Principal Amounts
FINANCE & INSURANCE
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/23/2023 (b)	100,000	102,109	0.25
Discover Financial Services, 3.850%, 11/21/2022	200,000	205,272	0.50
JPMorgan Chase & Co., 3.451% to 04/01/2022 then 3 Month LIBOR USD + 3.320%, Perpetual (f)(g)	175,000	175,650	0.43
		483,031	1.18
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	200,000	203,118	0.50

MINING, QUARRYING, & OIL & GAS EXTRACTION
BP Capital Markets PLC, 4.875% to 06/22/2022 then 5 Year Treasury Note + 4.398%, Perpetual (b)(f)(g)	150,000	160,875	0.40
Freeport-McMoRan, Inc., 4.125%, 03/01/2028	150,000	155,625	0.38
		316,500	0.78
TOTAL CORPORATE BONDS (Cost $988,748)		1,002,649	2.46

U.S. GOVERNMENT OBLIGATIONS - 5.47%
United States Treasury Notes
1.875%, 01/31/2022	1,600,000	1,602,203	3.93
2.250%, 08/15/2027	600,000	629,859	1.54
TOTAL U.S. GOVERNMENT (Cost $2,259,728)		2,232,062	5.47

SHORT-TERM INVESTMENTS - 13.38%	Shares
MONEY MARKET FUNDS
Fidelity Institutional Government Portfolio - Institutional Class, 0.01% (c)	1,426,768	1,426,768	3.50
Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	2,015,000	2,015,000	4.94
Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 0.03% (c)	2,015,000	2,015,000	4.94
TOTAL SHORT-TERM INVESTMENTS (Cost $5,456,768)		5,456,768	13.38

Total Investments (Cost $28,718,285) - 99.93%		40,753,285	99.93
Other Assets in Excess of Liabilities - 0.07%		30,372	0.07
TOTAL NET ASSETS - 100.00%		$40,783,657	100.00%

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
(a) Presently non-income producing.
(b) Foreign issued security listed directly on a U.S. securities exchange.
(c) This security has a fluctuating yield; rate disclosed is the 7-day yield as of December 31, 2021.
(d) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(e) Restricted securities may be subject to restrictions on disposition imposed by the issuer. At December 31, 2021, restricted securities represented 11.79% of net assets of the Fund.
(f) Variable rate security; the coupon is based on a reference index and spread. The rate reported is the current rate as of December 31, 2021. After January 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(g) Security is a perpetual bond and has no definite maturity date.

Concorde Wealth Management Fund
Schedule of Written Options
December 31, 2021 (Unaudited)
	Notional	Number of	Fair
	Amount	Contracts (a)	Value
WRITTEN OPTIONS - (0.04)%
WRITTEN CALL OPTIONS - (0.01)%
AbbVie, Inc.
Expiration: January 2022, Exercise Price: $138	$406,200	30	$3,690
Lumen Technologies, Inc.
Expiration: January 2022, Exercise Price: $13	57,730	46	782
TOTAL WRITTEN CALL OPTIONS (Premiums received $5,476)			4,472
WRITTEN PUT OPTIONS - (0.03)%
Comcast Corp.
Expiration: January 2022, Exercise Price: $50	125,825	25	2,350
Discovery, Inc.
Expiration: January 2022, Exercise Price: $23	57,250	25	1,875
Hanesbrands, Inc.
Expiration: January 2022, Exercise Price: $16	50,160	30	750
JPMorgan Chase & Co.
Expiration: January 2022, Exercise Price: $158	79,175	5	1,540
Lumen Technologies, Inc.
Expiration: January 2022, Exercise Price: $13	62,750	50	1,550
Schlumberger Ltd.
Expiration: January 2022, Exercise Price: $29	119,800	40	2,800
TOTAL WRITTEN PUT OPTIONS (Premiums received $14,234)			10,865
TOTAL WRITTEN OPTIONS (Premiums received $19,710)			$15,337

Percentages are stated as a percent of net assets.
(a) Each contract is equivalent to 100 shares of common stock.

Securities Valuation as of December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. FASB ASC Topic 820, Fair Value Measurements and Disclosures ("ASC 820") defines fair values, establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value in accordance with U.S. GAAP and requires disclosure about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund's investments. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, credit risk, yield curves, default rates and simlar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability at the measurement date and would be based on the best available information.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund's investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors.

Additional information on each illiquid restricted security held by the Fund on December 31, 2021 is as follows:
Security	Initial Acquisition Date	Shares/Capital Contributions	Cost	Fair Value	% of Net Assets
LLR Equity Partners V, L.P.	March 14, 2018	920,000	818,583	1,101,192	2.70
PIMCO Flexible Credit Income Fund - Institutional Class	March 15, 2018	47,619	500,000	450,004	1.10
Pioneer ILS Interval Fund	August 27, 2018	117,583	1,140,000	967,707	2.38
LRVHealth, L.P.	July 16, 2019	262,500	230,799	348,862	0.86
Moran Tice 20:20 Fund, L.P.	July 31, 2020	250,000	250,000	231,979	0.57
SPAC Opportunity Partners, LLC - Class A	March 24, 2021	1,000,000	1,000,000	1,306,382	3.20
RCP Select Capital Fund, L.P.	June 7, 2021	400,000	400,000	400,000	0.98
			$4,339,382	$4,806,126	11.79%

The following table summarized the inputs used to value the Fund's investments measured at fair value as of December 31, 2021:
	Practical Expedient*	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks**	$-	$21,310,727	$-	$-	$21,310,727
Partnerships**	-	887,595	-	-	887,595
Preferred Stock**	-	206,440	-	-	206,440
Exchange Traded Funds	-	3,094,420	-	-	3,094,420
Closed-End Funds	-	1,417,710	-	-	1,417,710
Open-End Funds	-	773,239	-	-	773,239
Private Funds	3,388,415 ^	-	-	-	3,388,415
REITs**	-	983,260	-	-	983,260
Corporate Bonds**	-	-	1,002,649	-	1,002,649
U.S. Government Obligations	-	-	2,232,062	-	2,232,062
Short-Term Investments	-	5,456,768	-	-	5,456,768
Total Investments - Assets	$3,388,415	$34,130,159	$3,234,711	$-	$40,753,285

Other Financial Instruments - Liabilities:
Written Options	$-	$15,337	$-	$-	$15,337

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

	**See the Schedule of Investments for industry classifications.

^ Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy		Lock Up Period
LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services		Not Applicable
LRVHealth, L.P	No	Not Applicable	Capital Appreciation	Non-diversified portfolio of insurance-linked securities		Not Applicable
Moran Tice 20:20 Fund, L.P.	Yes	30 days	Value	Diversified portfolio of investments the Investment Manager believes will be influenced by macro-economic trends and/or event-driven situations		None
RCP Select Capital Fund, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of ground-up development, value-add and income producing real estate projects and real estate financings.		Not Applicable
SPAC Opportunity Partners, LLC - Class A	Yes	93 days	Capital Appreciation	Divsified portfolio of special purpose acquisition companies, or "SPACs".		2 years

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
	Closed-End Funds	Open-End Funds	Total
Balance as of September 30, 2021	$1,011,212	$378,929	$1,390,141
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(43,506)	(7,187)	(50,693)
Purchases	-	-	-
(Sales)	-	-	-
Transfer in and/or out of Level 3	967,706	371,742	1,339,448
Balance as of December 31, 2021	$-	$-	$-

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at December 31, 2021	$-